Condensed Consolidated Statements of Cash Flows - SayMedia, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net income (loss)	$ (4,057,479)	$ 21,495,380	$ 20,829,482	$ (7,016,139)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	16,984	117,856	134,352	217,411
Amortization	1,063,418	810,824	1,139,796	1,085,717
Amortization of debt issue costs and debt discount	40,283	164,443	205,883	232,476
Stock-based compensation	62,049	57,751	74,707	(76,504)
Interest accrued as debt			960,828	1,565,860
Interest and fees accrued as debt	247,384	930,324
Gain on forgiveness of debt		(26,076,301)	(26,076,301)
Gain on settlement of accounts payable	(76,518)	(494,843)	(494,843)	(3,664,752)
Changes in operating assets and liabilities:
Accounts receivable	(197,069)	756,280	917,089	4,099,729
Prepaid expenses and other assets	158,286	2,048	46,185	86,120
Accounts payable	1,215,866	(939,011)	(1,297,671)	(336,991)
Accrued expenses and other liabilities	(101,122)	(198,747)	541,718	(1,527,932)
Accrued compensation	(453,675)	(261,867)	(126,653)	(552,842)
Income tax payable	(231,137)	122,706	355,063
Deferred revenue	135,054	233,071	247,680	(20,132)
Deferred rent	53,734	(43,272)	(554,901)	(72,371)
Lease deposit from subtenant	(257,986)
Net cash used in operating activities	(2,381,928)	(3,323,358)	(3,097,586)	(6,475,194)
Investing activities
Purchase of property and equipment and internal-use software	(1,208,163)	(1,346,123)	(1,837,254)	(1,041,109)
Proceeds from sales of property and equipment	22,264	(502)
Net cash used in investing activities	(1,185,899)	(1,346,625)	(1,837,254)	(1,041,109)
Financing activities
Proceeds from lines of credit	2,061,500	1,526,000	4,628,500	2,617,541
Payments on lines of credit	(3,163,103)	(559,602)	(3,526,897)
Proceeds from long-term debt	6,651,271			3,176,164
Payments on long-term debt	(5,917,473)	(1,350,000)	(1,350,000)	(496,680)
Proceeds from promissory notes payable	3,695,054
Proceeds from related party debt	350,000	5,120,000	5,120,000	1,250,000
Payments on related party debt		(160,000)	(160,000)
Payments on note payable to vendor	(300,000)	(300,000)	(366,667)
Payments on note issuance costs	(35,000)
Proceeds from exercises of common stock options	188	350	600	833
Net cash provided by financing activities	3,342,437	4,276,748	4,345,536	6,547,858
Effect of exchange rate changes on cash and restricted cash	(13,480)	(856)	(45,728)	61,824
Net change in cash and restricted cash	(238,870)	(394,091)	(635,032)	(906,621)
Cash and restricted cash, beginning of period	454,859	1,089,891	1,089,891	1,996,512
Cash and restricted cash, end of period	215,989	695,800	454,859	1,089,891
Supplemental disclosures of cash flow information:
Cash paid for interest	127,828	40,669
Cash paid for income taxes	34,247	293
Note payable issued to vendor in lieu of cash				$ 851,946